Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	$ 65,368	$ 66,581	$ 60,667
Income (loss) before income taxes	(947)	4,417	6,197
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(240)	(240)	(454)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	25,531	28,956	28,609
Income (loss) before income taxes	(1,197)	3,686	5,405
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(178)	(178)	(394)
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	40,077	37,865	32,512
Income (loss) before income taxes	1,544	2,077	2,047
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(62)	(62)	(60)
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	65,608	66,821	61,121
Income (loss) before income taxes	347	5,763	7,452
Sales eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	(240)	(240)	(454)
Sales eliminations [Member] | Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total net sales	240	240	454
Corporate expenses [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Income (loss) before income taxes	$ (1,294)	$ (1,346)	$ (1,255)